Shareholders' Equity	12 Months Ended
Dec. 31, 2017
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Shareholders' Equity

19. Shareholders’ Equity

a) Pursuant to the Company’s bylaws, the capital structure of the Company consists of a minimum fixed portion of Ps. 362,873 (nominal amount), represented by a total of 95,489,724,196 shares (including treasury shares available for placement in accordance with the provisions of the Ley del Mercado de Valores), of which (i) 23,384,632,660 are “AA” shares (full voting rights); (ii) 642,279,095 are “A” shares (full voting rights); and (iii) 71,462,812,441 are “L” shares (limited voting rights).

b) As of December 31, 2017 and 2016, the Company’s capital structure was represented by 66,069,035,539 (20,601,632,660 “AA” shares, 566,661,526 “A” shares and 44,900,741,353 “L” shares), and 65,798,000,000 (20,634,632,660 “AA” shares, 592,084,871 “A” shares and 44,571,282,469 “L” shares), respectively.

c) As of December 31, 2017 and 2016, the Company’s treasury held for placement in accordance with the provisions of the Ley del Mercado de Valores and the Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the Comisión Nacional Bancaria y de Valores, a total amount of (i) 29,420,688,657 shares (29,419,120,359 “L” shares and 1,568,298 “A” shares); and 29,691,724,196 shares (29,691,076,321 “L” shares and 647,875 “A” shares), respectively, all acquired pursuant to the Company’s share repurchase program.

d) The holders of “AA” and “A” shares are entitled to full voting rights. The holders of “L” shares may only vote in limited circumstances, and they are only entitled to appoint two members of the Board of Directors and their respective alternates. The matters in which the holders of “L” shares who are entitled to vote are the following: extension of the Company’s corporate life, dissolution of the Company, change of Company’s corporate purpose, change of nationality of the Company, transformation of the Company, a merger with another company, any transaction representing 20% or more of the Company’s consolidated assets, as well as the cancellation of the registration of the shares issued by the Company in the Registro Nacional de Valores and any other foreign stock exchanges where they may be registered, except for quotation systems or other markets not organized as stock exchanges. Within their respective series, all shares confer the same rights to their holders.

The Company’s bylaws contain restrictions and limitations related to the subscription and acquisition of “AA” shares by non-Mexican investors.

e) Pursuant to the Company’s bylaws, “AA” shares must at all times represent no less than 20% and no more than 51% of the Company’s capital stock, and they also must represent at all times no less than 51% of the common shares (entitled to full voting rights, represented by “AA” and “A” shares) representing said capital stock.

“A” shares, which may be freely subscribed, must not represent more than 19.6% of capital stock and must not exceed 49% of the common shares representing such capital. Common shares (entitled to full voting rights, represented by “AA” and “A” shares), must represent no more than 51% of the Company’s capital stock.

Lastly, “L” shares which have limited voting rights and may be freely subscribed, and “A” shares may not exceed 80% of the Company’s capital stock. For purposes of determining these restrictions, the percentages mentioned above refer only to the number of the Company’s shares outstanding.

Dividends

On April 5, 2017, the Company’s shareholders approved, among others resolutions, the payment of a dividend of Ps. 0.30 (thirty peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”, such dividend was payable, at each share holders’ election, in cash, “L” series shares or a combination thereof, in two installments of Ps. 0.15 (fifteen peso cents) each, on July 17, 2017 and November 13, 2017 respectively. As a result of the shareholders’ elections, on July 17, 2017 and November 13, 2017, AMX placed into circulation 325,264,125 and 16,905,414 “L” shares, respectively.

On April 18, 2016, the Company’s shareholders approved, among others resolutions, the payment of a dividend of Ps. 0.28 (twenty eight peso cents) per share to each of the shares of its capital stock “AA”, “A” and “L”, such dividend was payable in two installments of Ps. 0.14 (fourteen peso cents) each. On October 8, 2016, the company’s shareholders approved the simultaneous grant to company’s shareholders of a right, at each shareholders’ election, to receive the dividend payment in either cash, “L” series shares or a combination thereof, as a result, 397,909,031 “L” shares were placed into circulation.

Legal Reserve

According to the Ley General de Sociedades Mercantiles, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2016 and 2017, the legal reserve amounted to Ps. 358,440.

Restrictions on Certain Transactions

Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares (“A” shares and “AA” shares), effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. If the Board of Directors denies such approval, however, the Company by laws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.

Payment of Dividends

Dividends, either in cash or in kind, paid with respect to the “A” Shares, “L” Shares, “A” Share ADSs or “L” Share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2015). Nonresident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.

Earnings per Share

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2015		2016		2017
Net profit for the period attributable to equity holders of the parent	Ps.	35,054,772	Ps.	8,649,427	Ps.	29,325,921
Weighted average shares (in millions)		66,869		65,693		65,909

Earnings per share attributable to equity holders of the parent	Ps.	0.52	Ps.	0.13	Ps.	0.44

Undated Subordinated Fixed Rate Bond

In January 2013, Telekom Austria issued an Undated Subordinated Fixed Rate Bond with a face value of 600 million euros, which is subordinated with indefinite maturity and which is, based on its conditions, classified as stockholders equity according to IFRS.

The bond pays an annual coupon of 5.625%. Telekom Austria has the right (call), to redeem the bond on February 1, 2018. Telekom Austria has an early termination right under certain conditions. After that period (2018), the bond establishes conditions and increases the coupon rate every five years. After analyzing the conditions of the issuance, Telekom Austria recognized the instrument in equity, since it does not meet the criteria for classification as financial liability, not because it does not represent an obligation to pay.

On the consolidated statements of financial position, the Company recognized this bond as a component of equity (non-controlling interest), as financial instruments issued by its subsidiary are classified as equity in the subsidiary’s financial statements and are thus considered non-controlling interest in the Company’s consolidated financial statements. See Note 24.